Goodwill and Other Intangible Assets (Indefinite and Finite Lived Assets) (Details) - USD ($) $ in Millions	Jul. 01, 2017	Jul. 02, 2016
Intangible assets subject to amortization:
Gross carrying amount	$ 80.8	$ 79.4
Accumulated amortization	(16.8)	(9.4)
Finite-lived intangible assets, net	64.0	70.0
Intangible assets not subject to amortization:
Intangible assets, gross (excluding goodwill)	357.6	356.2
Intangible assets, net (excluding goodwill)	340.8	346.8
Trademarks and Trade Names
Intangible assets not subject to amortization:
Indefinite-lived intangible assets (excluding goodwill)	276.8	276.8
Customer Relationships
Intangible assets subject to amortization:
Gross carrying amount	54.7	54.7
Accumulated amortization	(9.7)	(5.8)
Finite-lived intangible assets, net	45.0	48.9
Favorable Lease Rights
Intangible assets subject to amortization:
Gross carrying amount	26.1	24.7
Accumulated amortization	(7.1)	(3.6)
Finite-lived intangible assets, net	$ 19.0	$ 21.1